Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 27, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 39 to the Registration Statement Filed on Form N-1A
under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 39”). The purpose of PEA No. 39 is to register a new series of the Trust: the SPDR S&P® MILA 40 ETF.

Please contact me at (202) 739-5676 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik

Beau Yanoshik

Enclosures